Segments - Summary of Company's Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill, Net carrying Amount	$ 176,981	$ 176,981	$ 176,981	$ 157,210
Franchise [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill, Net carrying Amount	16,938	16,938	16,938	16,938
Corporate-owned Stores [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill, Net carrying Amount	67,377	67,377	67,377	47,606
Equipment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill, Net carrying Amount	$ 92,666	$ 92,666	$ 92,666	$ 92,666